Non Current Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Non Current Assets Held For Sale [Abstract]
NON CURRENT ASSETS HELD FOR SALE

NOTE 38

NON CURRENT ASSETS HELD FOR SALE

Banco Santander has decided to implement its own acquiring network, and therefore the Bank is in process of disposing of the investment in those companies. Accordingly, the Bank management is engaged in a search plan for buyers.

In accordance with the requirements of IFRS 5, the Bank has presented as non-current assets classified as held for sale those investments, isolating them from the investments in associates, in the same way it has presented the income associated with such investments as non-current results.

In accordance with facts and circumstances arising from the social unrest in Chile and the global pandemic due to COVID-19 (situations beyond the Bank’s control), the process of selling its share participation has taken more than one year. If, however, the Bank continues committed to its selling plan and its acquiring network development plan, as evidenced by the recent creation of a payment card operating company and the active search for potential buyers. As of December 31, 2020, the Bank has sold its participation in Nexus.

The following investments in associates were classified to Other assets as assets held for sale:

As of December 31,		2020		2019
	Participation	Assets	Income	Assets	Income
	%	MCh$	MCh$	MCh$	MCh$
Transbank	25.00	19,093	-	19,093	1,442
Nexus	-	-	-	357	136
Redbanc	33.43	2,943	-	2,943	121
Total		22.036	-	22,393	1,699